Statements of financial position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash	$ 9,733	$ 5,865
Silver bullion (note 6)	5,220,107	4,065,861
Total assets	5,229,840	4,071,726
Liabilities
Accounts payable (note 8)	2,451	2,156
Total liabilities	2,451	2,156
Equity
Unitholders’ capital	4,761,967	4,428,460
Unit premiums and reserves	98	94
Retained earnings (deficit)	559,255	(266,723)
Underwriting commissions and issue expenses	(93,931)	(92,261)
Total equity (note 7)	5,227,389	4,069,570
Total liabilities and equity	$ 5,229,840	$ 4,071,726
Total equity per Unit	$ 10.05	$ 8.35